Analysis of performance by segment - Short-term fluctuations related to debt securities - (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)
Interest-related realised (losses) gains:
Total short-term fluctuations related to debt securities		£ (1,563)		£ (1,678)		£ (755)
Jackson (US insurance operations) | Debt securities
(Charges) credits in the year:
Less: Risk margin allowance deducted from operating profit based on longer-term investment returns	$ 112	86	$ 120	89	$ 127	83
Operations within segments | Jackson (US insurance operations)
Interest-related realised (losses) gains:
Total short-term fluctuations related to debt securities		(1,568)		(1,455)		(424)
Operations within segments | Jackson (US insurance operations) | Debt securities
(Charges) credits in the year:
Losses on sales of impaired and deteriorating bonds		(3)		(94)		(54)
Defaults				(4)
Bond write-downs		(2)		(35)		(37)
Recoveries/reversals		10		15		18
Total credits (charges) in the year		5		(118)		(73)
Less: Risk margin allowance deducted from operating profit based on longer-term investment returns		86		89		83
Total credits (charges), net of risk margin allowance		91		(29)		10
Interest-related realised (losses) gains:
(Losses) gains arising in the year		(43)		376		102
Less: Amortisation of gains and losses arising in current and prior years to operating profit based on longer-term investment returns		(140)		(135)		(108)
Total interest-related realised gains		(183)		241		(6)
Related amortisation of deferred acquisition costs		19		(11)		(3)
Total short-term fluctuations related to debt securities		£ (73)		£ 201		£ 1